SHARE OPTIONS - Summary of Stock Option Activity (Details) - 2008 Plan - Share options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options granted
Balance at the beginning of the period (in shares)	965,850
Granted (in shares)	120,000	4,000	546,400	1,797,300	307,250
Exercised (in shares)	(62,000)
Cancelled and Forfeited (in shares)	(133,350)
Balance at the end of the period (in shares)	890,500	965,850
Weighted average exercise price per option
Balance at the beginning of the period (in dollars per share)	$ 1.82
Granted (in dollars per share)	1.10	$ 1.40	$ 2.25		$ 4.75
Exercised (in dollars per share)	1.42
Cancelled and Forfeited (in dollars per share)	2.42
Balance at the end of the period (in dollars per share)	$ 1.83	$ 1.82